Material accounting policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Fee and commission expense	$ 96,935	$ 122,147	$ 111,954
Description of employee statutory profit sharing statutory information	Under current tax law, companies are required to share 10% of their taxable profits and the limits established in the applicable legislation with their employees.
Number of operating segment | Segment	1
Indirect distribution channels
Disclosure of intangible assets with indefinite useful life [line items]
Fee and commission expense	$ 57,438	$ 60,632	$ 56,932